Ordinary share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Ordinary share

During the year ended December 31, 2009, the Company issued 1,818 ordinary shares for stock options exercised.

During the year ended December 31, 2010, the Company issued 9,259 ordinary shares for stock options exercised.

During the year ended December 31, 2011, there was no movement with the Company’s issued ordinary shares and the outstanding share issued is 2,229,628 (2010: 2,229,628).

On January 13, 2012, the Company effected a two-for-eleven reverse split of its ordinary shares. The information contained herein reflects retroactive effect of the reverse stock split for all period presented.